Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	14
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:	$1,260,113,012.83

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%	January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%	October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%	April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%	July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%	July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%	July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%	June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$171,103,310.31	0.4277583	$142,119,919.28	0.3552998	$28,983,391.03
Class A-3 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$783,753,310.31	0.6266768	$754,769,919.28	0.6035021	$28,983,391.03

Weighted Avg. Coupon (WAC)	3.14%		3.14%
Weighted Avg. Remaining Maturity (WARM)	44.48		43.55
Pool Receivables Balance	$826,684,422.74		$796,621,551.40
Remaining Number of Receivables	59,090		58,280

Adjusted Pool Balance	$802,655,005.50		$773,671,614.48

III. COLLECTIONS

Principal:
Principal Collections	$29,031,009.38
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$598,831.54
Total Principal Collections	$29,629,840.92

Interest:
Interest Collections	$2,107,918.76
Late Fees & Other Charges	$56,557.27
Interest on Repurchase Principal	$-
Total Interest Collections	$2,164,476.03

Collection Account Interest	$8,539.45
Reserve Account Interest	$1,016.91
Servicer Advances	$-

Total Collections	$31,803,873.31

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	14
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$31,803,873.31
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$31,803,873.31

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$688,903.69	$-	$688,903.69	$688,903.69
Collection Account Interest					$8,539.45
Late Fees & Other Charges					$56,557.27
Total due to Servicer					$754,000.41

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$96,958.54		$96,958.54
Class A-3 Notes		$350,000.00		$350,000.00
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$593,354.46		$593,354.46	$593,354.46

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$30,303,680.44

9. Regular Principal Distribution Amount:					$28,983,391.03

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$28,983,391.03
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$28,983,391.03		$28,983,391.03
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$28,983,391.03		$28,983,391.03

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,320,289.41

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$24,029,417.24
Beginning Period Amount	$24,029,417.24
Current Period Amortization	$1,079,480.31
Ending Period Required Amount	$22,949,936.92
Ending Period Amount	$22,949,936.92
Next Distribution Date Required Amount	$21,895,409.44

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	14
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.35%	2.44%	2.44%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.15%	57,782	98.83%	$787,331,340.46
30 - 60 Days	0.66%	386	0.88%	$6,999,646.41
61 - 90 Days	0.15%	87	0.23%	$1,825,426.17
91-120 Days	0.04%	25	0.06%	$465,138.36
121 + Days	0.00%	0	0.00%	$-
Total		58,280		$796,621,551.40

Delinquent Receivables 30+ Days Past Due
Current Period	0.85%	498	1.17%	$9,290,210.94
1st Preceding Collection Period	1.11%	657	1.51%	$12,484,694.32
2nd Preceding Collection Period	1.11%	668	1.50%	$12,889,500.19
3rd Preceding Collection Period	1.02%	621	1.37%	$12,218,424.34
Four-Month Average	1.02%		1.39%

Repossession in Current Period		46		$902,941.30
Repossession Inventory		103		$602,224.54

Current Charge-Offs
Gross Principal of Charge-Offs				$1,031,861.96
Recoveries				$(598,831.54)
Net Loss				$433,030.42

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.63%

Average Pool Balance for Current Period				$811,652,987.07

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.64%
1st Preceding Collection Period				0.96%
2nd Preceding Collection Period				0.86%
3rd Preceding Collection Period				0.27%
Four-Month Average				0.68%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	77	897	$13,942,659.51
Recoveries	65	682	$(6,505,508.42)
Net Loss			$7,437,151.09
Cumulative Net Loss as a % of Initial Pool Balance			0.57%

Net Loss for Receivables that have experienced a Net Loss *	62	736	$7,452,399.83
Average Net Loss for Receivables that have experienced a Net Loss			$10,125.54

Principal Balance of Extensions			$3,320,236.34
Number of Extensions			168

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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